Share Capital - Warrant Derivative Liabilities (Details) - June 2022 Offering $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Beginning balance	$ 476	$ 353	$ 9,514	$ 7,041
Unrealized gain on derivative liability	28	0	(9,038)	(6,688)
Ending balance	$ 504	$ 353	$ 476	$ 353